Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

18.	Leases

(a)	Gross investment and present value of minimum lease payment of finance lease as of December 31, 2021 and 2022 are as follows:

	2021
	Gross investment		Unrealized interest income	Present value of minimum lease payment
Not later than 1 year	~~W~~	635,826	65,349	570,477
1 ~ 2 years		470,800	39,631	431,169
2 ~ 3 years		308,999	18,738	290,261
3 ~ 4 years		191,257	6,606	184,651
4 ~ 5 years		113,638	4,417	109,221
Later than 5 years		5,170	32	5,138

	~~W~~	1,725,690	134,773	1,590,917

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2021 is ~~W~~ 60,475 million.

	2022
	Gross investment		Unrealized interest income	Present value of minimum lease payment
Not later than 1 year	~~W~~	654,159	82,286	571,873
1 ~ 2 years		477,216	55,860	421,356
2 ~ 3 years		379,998	36,353	343,645
3 ~ 4 years		312,014	20,816	291,198
4 ~ 5 years		250,568	7,415	243,153
Later than 5 years		1,682	4	1,678

	~~W~~	2,075,637	202,734	1,872,903

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2022 is ~~W~~ 64,679 million.

(b)	Minimum lease payment receivable schedule for lease contracts of the Group as lessor as of December 31, 2021 and 2022 are as follows:

i)	Finance lease

	2021
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	635,826	65,349	570,477
1 ~ 2 years		470,800	39,631	431,169
2 ~ 3 years		308,999	18,738	290,261
3 ~ 4 years		191,257	6,606	184,651
4 ~ 5 years		113,638	4,417	109,221
Later than 5 years		5,170	32	5,138

	~~W~~	1,725,690	134,773	1,590,917

	2022
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	654,159	82,286	571,873
1 ~ 2 years		477,216	55,860	421,356
2 ~ 3 years		379,998	36,353	343,645
3 ~ 4 years		312,014	20,816	291,198
4 ~ 5 years		250,568	7,415	243,153
Later than 5 years		1,682	4	1,678

	~~W~~	2,075,637	202,734	1,872,903

ii)	Operating lease

	Minimum lease payment
	2021		2022
Not later than 1 year	~~W~~	371,521	513,245
1 ~ 2 years		320,603	439,678
2 ~ 3 years		251,720	322,125
3 ~ 4 years		147,134	189,375
4 ~ 5 years		53,879	72,000
Later than 5 years		94,143	6,997

	~~W~~	1,239,000	1,543,420

(c)	Changes in operating lease assets for the years ended December 31, 2021 and 2022 are as follows:

	2021		2022
Beginning balance	~~W~~	1,014,300	1,393,738
Acquisition		691,192	1,017,137
Disposal		(54,721)	(128,950)
Depreciation		(257,033)	(351,208)
Amounts transferred from(to) property and equipment		—	(214)

Ending balance	~~W~~	1,393,738	1,930,503

(d)	The details of the right-of-use assets by the lessee’s underlying asset type as of December 31, 2021 and 2022 are as follows:

	2021
	Acquisition cost		Accumulated depreciation	Carrying value
Real estate	~~W~~	1,153,021	(578,980)	574,041
Vehicle		45,670	(23,821)	21,849
Others		30,478	(18,241)	12,237

	~~W~~	1,229,169	(621,042)	608,127

	2022
	Acquisition cost		Accumulated depreciation	Carrying value
Real estate	~~W~~	1,124,151	(538,076)	586,075
Vehicle		51,644	(29,317)	22,327
Others		32,933	(22,125)	10,808

	~~W~~	1,208,728	(589,518)	619,210

(e)	The details of the changes in the right-of-use assets for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	556,419	20,621	13,377	590,417
Acquisition		295,228	17,524	4,173	316,925
Disposal		(22,829)	(4,070)	(31)	(26,930)
Depreciation(*)		(271,895)	(12,408)	(5,282)	(289,585)
Effects of foreign currency movements		17,118	182	—	17,300

Ending balance	~~W~~	574,041	21,849	12,237	608,127

	2022
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	574,041	21,849	12,237	608,127
Acquisition		350,328	14,834	3,991	369,153
Disposal		(72,323)	(2,404)	(836)	(75,563)
Depreciation(*)		(271,299)	(12,004)	(4,583)	(287,886)
Effects of foreign currency movements		4,277	52	(1)	4,328
Business combination (Note 47)		1,051	—	—	1,051

Ending balance	~~W~~	586,075	22,327	10,808	619,210

(*)	Included in general administrative expense and other operating income(expense) of the consolidated statements of comprehensive income.

(f)	The details of the maturity of the lease liability as of December 31, 2021 and 2022 are as follows:

	2021
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	22,890	33,950	46,532	82,467	266,299	121,360	573,498
Vehicle		4,496	1,935	2,536	4,718	12,298	513	26,496
Others		465	650	1,124	2,205	8,226	26	12,696

	~~W~~	27,851	36,535	50,192	89,390	286,823	121,899	612,690

	2022
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	26,601	34,980	48,209	84,706	315,267	74,190	583,953
Vehicle		4,999	1,851	2,543	4,566	13,910	92	27,961
Others		463	588	1,151	2,219	6,994	10	11,425

	~~W~~	32,063	37,419	51,903	91,491	336,171	74,292	623,339

(*)	The above amounts are based on undiscounted cash flows, and have been classified at the earliest maturity that the Group has the obligation to pay.

(g)	The lease payments for low-value assets and short-term leases for the years ended December 31, 2021 and 2022 are as follows:

	2021		2022
Low-value assets	~~W~~	5,885	6,888
Short-term lease (*)		766	268

Total	~~W~~	6,651	7,156

(*)	The payments for leases with terms less than 1 month are included.